EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 14: EARNINGS PER SHARE
Basic earnings (loss) per common share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Warrants issued are not considered outstanding at the date of issuance. RSUs and RSAs also are not considered outstanding until they have vested.
Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average shares outstanding assuming dilution. Dilutive common shares outstanding is computed using the treasury stock method and reflects the additional shares that would be outstanding if dilutive warrants were exercised and restricted stock units and restricted stock awards were settled for common shares during the period.
For the three months ended March 31, 2021, 20,263,500 warrants were excluded from the calculation as these warrants were anti-dilutive.
For the three months ended March 31, 2021, 1,152,443 restricted stock units and 68,946 restricted stock awards, respectively, each weighted for the portion of the period for which they were outstanding, were excluded from the computation of diluted earnings per share as the effect was determined to be anti-dilutive.
The computation of basic and diluted loss per common share for the three months ended March 31, 2021 is shown below (in thousands, except for share and per share data).

(Successor)
Three Months Ended March 31, 2021
EPS numerator:
Net loss attributable to common shareholders	$(12,025)

EPS denominator:
Weighted average shares outstanding - basic	38,430,742
Effect of dilutive securities	—
Weighted average shares outstanding - diluted	38,430,742

Net loss per share:
Basic	$(0.31)
Diluted	$(0.31)

NOTE 14: EARNINGS PER SHARE
Basic loss per common share is calculated by dividing net loss by the weighted average number of common shares outstanding for the period. Warrants issued are not considered outstanding at the date of issuance. RSUs and RSAs also are not considered outstanding until they have vested.
Diluted loss per share is calculated by dividing net loss by the weighted average shares outstanding assuming dilution. Dilutive common shares outstanding is computed using the treasury stock method and reflects the additional shares that would be outstanding if dilutive warrants were exercised and restricted stock units and restricted stock awards were settled for common shares during the period.
For the period from June 26, 2020 to December 31, 2020, 20,263,500 warrants were excluded from the calculation as these warrants were anti-dilutive.
For the period from June 26, 2020 to December 31, 2020, 633,057 RSUs and 68,946 RSAs, each weighted for the portion of the period for which they were outstanding, were excluded from the computation of diluted earnings per share as the effect was determined to be anti-dilutive.
The computation of basic and diluted loss per common share for the period from June 26, 2020 to December 31, 2020 is shown below (in thousands, except for share and per share data).

Successor
From June 26, 2020 to December 31, 2020
EPS numerator:
Net loss attributable to common shareholders	$(8,437)

EPS denominator:
Weighted average shares outstanding - basic	38,426,669
Effect of dilutive securities	—
Weighted average shares outstanding - diluted	38,426,669

Net loss per share:
Basic	$(0.22)
Diluted	$(0.22)